Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)
ASSETS
Cash and deposits in banks	$ 3,473,392	$ 3,089,072
Cash items in process of collection	438,496	173,192
Financial instruments at fair value through profit or loss	332,724	582,710
Financial instruments at fair value through other comprehensive income	3,660,450	3,970,899
Interbank loans at amortized cost	80,554	7,121
Loans and accounts receivable from customers at amortized cost	23,795,548	21,576,108
Financial instruments at amortized cost	187,455	111,542
Investments under resale agreements	606,178	105,580
Financial derivative contracts	2,980,926	3,982,803
Investments in associates	9,152	7,149
Intangible assets	699,344	718,683
Property, plant, and equipment	71,933	80,615
Right of use assets under lease agreements	110,781	146,008
Current taxes	58,184	64,699
Deferred taxes	272,211	312,556
Other assets	810,521	542,633
Other non-current assets held for sale	12,394	15,078
TOTAL ASSETS	37,600,243	35,486,448
LIABILITIES
Deposits and other demand liabilities	7,576,095	6,197,406
Cash in process of being cleared	424,358	154,232
Obligations under repurchase agreements	466,006	638,851
Time deposits and other time liabilities	10,097,443	11,433,064
Financial derivative contracts	2,925,587	3,673,591
Interbank borrowings	4,918,423	3,798,978
Debt instruments issued	6,762,840	6,204,856
Other financial liabilities	42,435	13,123
Lease contracts liabilities	115,544	151,885
Current taxes	1,332	1,766
Deferred taxes		237
Provisions	235,347	135,090
Other liabilities	709,612	700,034
Liabilities directly associated with non-current assets held for sale	0	0
TOTAL LIABILITIES	34,275,022	33,103,113
Attributable to equity holders of the Bank:
Capital	2,688,131	1,862,826
Reserves	467,279	1,195,849
Valuation accounts	(97,968)	26,824
Retained earnings (losses):	190,068	(771,251)
Retained earnings (accumulated losses) from prior years		37,533
Net income (loss) for the year	273,410	(808,784)
Less: Provision for mandatory dividends	(83,342)
Total equity attributable to equity holders of the Bank	3,247,510	2,314,248
Non-controlling interest	77,711	69,087
TOTAL EQUITY	3,325,221	2,383,335
TOTAL LIABILITIES AND EQUITY	$ 37,600,243	$ 35,486,448